SHARE CAPITAL (Detail) - Summary Of Fully-Exercisable Share Purchase Warrants - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number Outstanding, Beginning	5,843,455	24,555,595	23,402,612
Weighted Average Exercise Price	$ 0.27	$ 0.37
Issued	534,480	1,487,860	1,152,983
Issued, Weighted Average Exercise Price	$ 0.30	$ 0.25	$ 0.23
Expired	(955,526)	(20,175,000)
Expired, Weighted Average Exercise Price		$ 0.40
Exercised	(1,170,084)	(25,000)
Exercised, Weighted Average Exercise Price		$ 0.25	$ 0.10
Number Outstanding, End	4,221,082	5,843,455	24,555,595
Weighted Average Exercise Price, End	$ 0.31	$ 0.27	$ 0.37